Components of Deferred Tax Liabilities (Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
G&G amortization	$ 0	$ 1,020
Future sale proceeds held in escrow	2,947	0
Non-cash compensation plans	714	0
Valuation allowance	0	(175)
Other	306	329
Total current deferred tax assets	3,967	1,174
Liabilities:
Unrealized gain on derivatives	(4,365)	(3,315)
Other	(141)	0
Total current deferred tax liabilities	(4,506)	(3,315)
Net total current deferred tax liability	(539)	(2,141)
Assets:
Asset retirement obligation	10,211	7,704
Valuation allowance	(1,732)	(1,688)
Non-cash compensation plans	2,090	2,095
Net operating loss carryforward	4,384	15,714
Organization costs	689	763
Deferred revenue	1,487	0
AMT credits	1,380	74
Other	593	301
Total long-term deferred tax assets	19,102	24,963
Liabilities:
Unrealized gain on derivatives	0	(3,010)
Timing differences-tax partnerships	(5,873)	(1,818)
Book basis of oil and gas properties in excess of tax basis	(36,805)	(18,434)
Other	(49)	(58)
Total long-term deferred tax liabilities	(42,727)	(23,320)
Net total long-term deferred tax asset (liability)	$ (23,625)	$ 1,643